UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-0134

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record

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ICA File Number: 811-03715
Reporting Period: 07/01/2018 - 06/30/2019
Elfun Income Fund

============================== Elfun Income Fund ===============================

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Ticker:                      Security ID:  857492466
Meeting Date: DEC 18, 2018   Meeting Type: Special
Record Date:  OCT 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2.1   Elect Director John R. Costantino       For       For          Management
2.2   Elect Director Michael A. Jessee        For       For          Management
2.3   Elect Director Ellen M. Needham         For       For          Management
2.4   Elect Director Donna M. Rapaccioli      For       For          Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	August 29, 2019